Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Held-to-maturity securities, Fair Value	$ 42,435	$ 43,493
Securities, pledged as collateral	755	1,000
Mortgage loans, carried at fair value	$ 4,822	$ 3,110
Common stock, par value	$ 0.01	$ 0.01
Common stock, share-authorized (actual number of shares)	4,000,000,000	4,000,000,000
Common stock, shares issued (actual number of shares)	2,125,725,742	2,125,725,742
Treasury stock, shares (actual number of shares)	428,813,585	380,534,801
Time deposits greater than 250,000	$ 3,000	$ 2,600
Available-for-Sale Securities [Member]
Securities, pledged as collateral	755	1,018
Trading Securities [Member]
Securities, pledged as collateral	$ 314	$ 121